Note 22 - Issuances of Common Stock in Connection With an Equity Line (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 15, 2012	Jun. 30, 2008	Dec. 31, 2013 Selling, General and Administrative Expenses [Member]	Jun. 15, 2012 Maximum [Member]
Note 22 - Issuances of Common Stock in Connection With an Equity Line (Details) [Line Items]
Stock In Exchange For Line Of Credit			$ 10,000,000
Stock In Exchange For Line Of Credit Term			30 months
Common Stock, Shares, Issued (in Shares)	24,449,626	23,155,146		2,250,000		500,000
Stock In Exchange For Line Of Credit Minimum Share Price (in Dollars per share)			$ 0.65
Debt Issuance Cost					$ 244,000